Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Parenthetical) (Detail)	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of defined benefit plans [abstract]
Discount rate	3.14%	4.14%	3.72%